SCHEDULE OF REPORTABLE SEGMENTS, REVENUE AND INCOME (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment Reporting Information [Line Items]
Current assets	$ 20,353,837	$ 14,359,424	$ 16,104,913
Non-current assets	4,105,609	3,070,855
Revenues	12,132,668	8,137,820
Depreciation and amortization	503,769	321,339
Segment income before tax	$ (24,208)	$ 921,237
Segment gross profit margin percentage	11.00%	15.00%
Net income (loss)	$ (313,247)	$ 672,037
Electric Vehicles and Accessories Sales [Member]
Segment Reporting Information [Line Items]
Current assets	20,164,937	13,617,876
Non-current assets	2,757,808	1,648,698
Revenues	12,076,334	7,496,861
Depreciation and amortization	89,791	91,200
Segment income before tax	$ 452,479	$ 811,842
Segment gross profit margin percentage	14.00%	12.00%
Net income (loss)	$ 163,440	$ 590,072
Software Royalities and Development and Design Services [Member]
Segment Reporting Information [Line Items]
Current assets	188,900	741,548
Non-current assets	1,347,801	1,422,157
Revenues	56,334	640,959
Depreciation and amortization	413,978	230,139
Segment income before tax	$ (476,687)	$ 109,395
Segment gross profit margin percentage	600.00%	39.00%
Net income (loss)	$ (476,687)	$ 81,965